Property, leasehold improvements and equipment - Roll-forward (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 3,112,540	$ 2,852,674
Property, plant and equipment at end of period	$ 168,973	3,041,725	3,112,540	$ 2,852,674
Property, improvements to leased assets, and equipment, net		55,919	137,930
Compensation was received from the insurance contracted	$ 4,556	82,011
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		4,235,187	3,850,157	3,446,870
Acquisitions		197,049	382,699	318,794
Disposals			(32,474)	(57)
Transfers		(5,160)	(3,392)
Other		(137,930)	38,197	84,550
Property, plant and equipment at end of period		4,289,146	4,235,187	3,850,157
Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(1,122,647)	(997,483)	(880,775)
Depreciation		(124,844)	(125,164)	(116,857)
Disposals				44
Other		70		105
Property, plant and equipment at end of period		(1,247,421)	(1,122,647)	(997,483)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,426,363
Property, plant and equipment at end of period		1,426,363	1,426,363	1,426,363
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,426,363	1,426,363
Property, plant and equipment at end of period		1,426,363	1,426,363	1,426,363
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,368,967	997,063
Property, plant and equipment at end of period		1,269,682	1,368,967	997,063
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		2,036,057	1,558,841	1,382,246
Acquisitions		9,443	3,562	1,716
Transfers		(31)	481,004	182,626
Other			(7,350)	(7,747)
Property, plant and equipment at end of period		2,045,469	2,036,057	1,558,841
Leasehold improvements | Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(667,090)	(561,778)	(471,934)
Depreciation		(108,697)	(105,312)	(89,844)
Property, plant and equipment at end of period		(775,787)	(667,090)	(561,778)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		29,687	31,231
Property, plant and equipment at end of period		31,521	29,687	31,231
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		217,031	212,820	210,537
Acquisitions		4,746	4,033	2,283
Transfers			178
Property, plant and equipment at end of period		221,777	217,031	212,820
Machinery and equipment | Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(187,344)	(181,589)	(169,240)
Depreciation		(2,914)	(5,755)	(12,349)
Other		2
Property, plant and equipment at end of period		(190,256)	(187,344)	(181,589)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		44,174	50,384
Property, plant and equipment at end of period		40,799	44,174	50,384
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		218,277	213,321	201,353
Acquisitions		6,732	4,532	12,081
Disposals				(57)
Transfers		(23)	424
Other				(56)
Property, plant and equipment at end of period		224,986	218,277	213,321
Furniture and office equipment | Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(174,103)	(162,937)	(151,247)
Depreciation		(10,085)	(11,166)	(11,794)
Disposals				44
Other		1		60
Property, plant and equipment at end of period		(184,187)	(174,103)	(162,937)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		513	660
Property, plant and equipment at end of period		609	513	660
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		18,927	18,927	18,259
Acquisitions		280		668
Property, plant and equipment at end of period		19,207	18,927	18,927
Transportation equipment | Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(18,414)	(18,267)	(18,221)
Depreciation		(183)	(147)	(46)
Other		(1)
Property, plant and equipment at end of period		(18,598)	(18,414)	(18,267)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		6,468	4,590
Property, plant and equipment at end of period		8,167	6,468	4,590
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		82,164	77,502	76,269
Acquisitions		4,670	3,722	1,233
Transfers		(74)	940
Property, plant and equipment at end of period		86,760	82,164	77,502
Computer equipment | Accumulated Depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(75,696)	(72,912)	(70,133)
Depreciation		(2,965)	(2,784)	(2,824)
Other		68		45
Property, plant and equipment at end of period		(78,593)	(75,696)	(72,912)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		236,368	342,383
Property, plant and equipment at end of period		264,584	236,368	342,383
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		236,368	342,383	131,843
Acquisitions		171,178	366,850	300,813
Disposals			(32,474)
Transfers		(5,032)	(485,938)	(182,626)
Other		(137,930)	45,547	92,353
Property, plant and equipment at end of period		$ 264,584	$ 236,368	$ 342,383